Equity, Changes in Share Capital (Details) $ in Thousands, $ in Millions						12 Months Ended
		Aug. 17, 2022 CAD ($)	Aug. 17, 2022 USD ($)	Feb. 11, 2022 CAD ($)	Feb. 11, 2022 USD ($)	Dec. 31, 2022 CAD ($) shares		Dec. 31, 2022 USD ($) shares		Dec. 31, 2021 CAD ($) shares
Number of shares [Abstract]
Balance at beginning of period (in shares) | shares						97,245,223		97,245,223
Balance at ending of period (in shares) | shares						169,590,061		169,590,061		97,245,223
Amount [Abstract]
Balance at beginning of period						$ 636,597
Shares issued for equity raises, net of issuance cost						124,771				$ 319,715
Shares issued for exercise of options						6				723
Shares issued on exercise of warrant liability						1				26,391
Balance at end of period						767,641				636,597
Share issuance cost						3,197				4,003
Proceeds from issuance of common shares						$ 124,855				390,895
Common shares issued (in shares) | shares						0		0
Warrants [Member]
Amount [Abstract]
Shares issued for equity raises, net of issuance cost						$ 0				4,959
Shares issued for exercise of options						0				0
Shares issued on exercise of warrant liability						$ (2)				$ (5,288)
Common Shares [Member]
Number of shares [Abstract]
Balance at beginning of period (in shares) | shares						169,590,061		169,590,061		97,245,223
Shares issued for services (in shares) | shares	[1]									380,000
Shares issued for RSUs and DSUs (in shares) | shares						1,273,795	[2]	1,273,795	[2]	359,813	[3]
Shares issued on exercise of options (in shares) | shares						3,333		3,333		170,639
Shares issued for equity raises, net of issuance cost (in shares) | shares						49,646,368		49,646,368		58,682,500
Shares issued on exercise of warrant liability (in shares) | shares										4,089,999
Shares issued under employee stock purchase plan (in shares) | shares						33,022		33,022
Shares issued for exercise of warrants (in shares) | shares						863		863		8,661,887
Balance at ending of period (in shares) | shares						220,547,442		220,547,442		169,590,061
Amount [Abstract]
Balance at beginning of period						$ 636,597				$ 178,231
Shares issued for services	[1]									398
Shares issued for equity raises, net of issuance cost						124,771				314,756
Shares issued for RSUs and DSUs						6,175	[2]			1,039	[3]
Shares issued under employee stock purchase plan						84
Shares issued for exercise of options						11				1,207
Shares issued on exercise of warrant liability										109,287
Shares issued on exercise of warrant liability						3				31,679
Balance at end of period						767,641				$ 636,597
February 2022 ATM [Member]
Amount [Abstract]
Proceeds from issuance of common shares						$ 82,900		$ 65.0
Common shares issued (in shares) | shares						24,429,460		24,429,460
February 2022 ATM [Member] | Top of Range [Member]
Amount [Abstract]
Share issuance cost						$ 2,200		$ 1.7
Proceeds from issuance of common shares				$ 82,900	$ 65.0
August 2022 ATM [Member]
Amount [Abstract]
Proceeds from issuance of common shares						$ 45,100		$ 33.6
Common shares issued (in shares) | shares						25,216,908		25,216,908
August 2022 ATM [Member] | Top of Range [Member]
Amount [Abstract]
Share issuance cost						$ 1,000		$ 0.8
Proceeds from issuance of common shares		$ 270,900	$ 200.0

[1]	Shares issued as payment of invoices to key service providers.
[2]	Shares issued upon vesting of RSUs and DSUs.
[3]	Shares issued upon vesting of RSUs and DSUs, net of employment tax withholdings.